ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

13.ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000

Payables for purchase of property and equipment	36,960	30,377	4,689
Payables for cloud infrastructure construction in process	109,351	—	—
Advance from potential buyers of part of the cloud infrastructure	225,000	—	—
Advance from customers	11,860	15,146	2,338
Other tax payables	12,740	(5,261)	(812)
Other accrued expenses	15,892	36,147	5,581

Total	411,803	76,409	11,796

As of December 31, 2015, the Company has received refundable advance payments of RMB997,000,000 (US$153,910,000) from two potential buyers of part of the cloud infrastructure (December 31, 2014: RMB225,000,000). The balance has been reclassified and included in liabilities held for sale as of December 31, 2015 (Note 10).

The Company has entered into a definitive contract with one of the potential buyers, according to which, the Company agreed to hand over the subject building by September 2015. The construction of such building, however, has not been completed as the date of this report and the hand over is subject to requisite governmental approvals. The Company is in the process of re-negotiation with the buyer and has not received any notice of breach from the buyer.

The Company has entered into a framework agreement with the other potential buyer. The final sales agreement will be entered into after the requisite governmental approvals are obtained.